Commitments and Contingencies - Additional Information (Detail) ₩ in Thousands, T in Thousands, $ in Millions		12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 KRW (₩) Vessel T	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Disclosure of contingent liabilities [line items]
Borrowings		₩ 24,305,662,000		₩ 21,741,216,000
Posco [member]
Disclosure of contingent liabilities [line items]
Nickel contracts terms		1 year
Remaining iron ore to be purchased | T		66,000
Remaining coal to be purchased | T		4,000
Liquefied natural gas to be purchased | T		550
Liquefied natural gas terms		20 years
Number of vessels for transportation of raw materials | Vessel		36
Average remaining contract period		8 years
Posco [member] | Top of range [member] | Korea National Oil Corporation [member]
Disclosure of contingent liabilities [line items]
Iron ore and coal contracts terms		3 years
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of contingent liabilities [line items]
Litigation Mediation Price | $			$ 2,300
Damage of principal and interest amount		₩ 3,346,129,000
capital investment obligation		43,189,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Korea Housing and Urban Corporation [Member]
Disclosure of contingent liabilities [line items]
Damage of principal and interest amount		1,861,391,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member]
Disclosure of contingent liabilities [line items]
Foreign currency guarantee | $	$ 1,572
Woori Bank and others [member]
Disclosure of contingent liabilities [line items]
Foreign currency guarantee | $	$ 753
POSCO ICT [member] | Korea Software Financial Cooperative [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities guarantee amount		83,547,000
POSCO ICT [member] | Seoul Guarantee Insurance [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities guarantee amount		58,091,000
POSCO ICT [member] | Engineering Guarantee Insurance [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities guarantee amount		153,000
POSCO ICT [member] | Construction Guarantee Cooperative [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities guarantee amount		5,333,000
POSCO INTERNATIONAL CORPORATION [Member] | Korea Ambatovy Consortium [member]
Disclosure of contingent liabilities [line items]
Percentage of rights and obligations	15.33%
POSCO INTERNATIONAL CORPORATION [Member] | Ship Purchase Agreements [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities guarantee amount | $			$ 170
POSCO HOLDINGS INC [Member]
Disclosure of contingent liabilities [line items]
Borrowings		1,020
POSCO HOLDINGS INC [Member] | Treasury shares [member]
Disclosure of contingent liabilities [line items]
Treasury shares		3,128,714,000
POSCO HOLDINGS INC [Member] | Long-term borrowings [member]
Disclosure of contingent liabilities [line items]
Borrowings		₩ 4,120